Unaudited Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Additional paid in capital	Contributed surplus	Retained earnings/(Accumulated deficit)
Outstanding shares at beginning of period (in shares) at Dec. 31, 2022		32,152,857
Equity at beginning of period at Dec. 31, 2022	$ 90,327	$ 32,153	$ 61,171	$ 0	$ (2,997)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	141		141
Total comprehensive (loss) income	(23)				(23)
Outstanding shares at end of period (in shares) at Mar. 31, 2023		32,152,857
Equity at end of period at Mar. 31, 2023	90,445	$ 32,153	61,312	0	(3,020)
Outstanding shares at beginning of period (in shares) at Dec. 31, 2022		32,152,857
Equity at beginning of period at Dec. 31, 2022	90,327	$ 32,153	61,171	0	(2,997)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive (loss) income	(1,138)
Outstanding shares at end of period (in shares) at Jun. 30, 2023		40,782,857
Equity at end of period at Jun. 30, 2023	134,414	$ 40,783	97,766	0	(4,135)
Outstanding shares at beginning of period (in shares) at Mar. 31, 2023		32,152,857
Equity at beginning of period at Mar. 31, 2023	90,445	$ 32,153	61,312	0	(3,020)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		8,630,000
Issuance of common shares	50,054	$ 8,630	41,424
Equity issuance costs	(5,082)		(5,082)
Share-based compensation	112		112
Total comprehensive (loss) income	(1,115)				(1,115)
Outstanding shares at end of period (in shares) at Jun. 30, 2023		40,782,857
Equity at end of period at Jun. 30, 2023	$ 134,414	$ 40,783	97,766	0	(4,135)
Outstanding shares at beginning of period (in shares) at Dec. 31, 2023	43,900,000	43,900,000
Equity at beginning of period at Dec. 31, 2023	$ 154,205	$ 43,900	111,788	0	(1,483)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Transfer to contributed surplus	0		(97,876)	97,876
Share-based compensation	126		126
Cash distributions to shareholders	(1,756)			(1,756)
Total comprehensive (loss) income	2,492				2,492
Outstanding shares at end of period (in shares) at Mar. 31, 2024		43,900,000
Equity at end of period at Mar. 31, 2024	$ 155,067	$ 43,900	14,038	96,120	1,009
Outstanding shares at beginning of period (in shares) at Dec. 31, 2023	43,900,000	43,900,000
Equity at beginning of period at Dec. 31, 2023	$ 154,205	$ 43,900	111,788	0	(1,483)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive (loss) income	$ 9,355
Outstanding shares at end of period (in shares) at Jun. 30, 2024	43,900,000	43,900,000
Equity at end of period at Jun. 30, 2024	$ 157,245	$ 43,900	14,182	91,291	7,872
Outstanding shares at beginning of period (in shares) at Mar. 31, 2024		43,900,000
Equity at beginning of period at Mar. 31, 2024	155,067	$ 43,900	14,038	96,120	1,009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	144		144
Cash distributions to shareholders	(4,829)			(4,829)
Total comprehensive (loss) income	$ 6,863				6,863
Outstanding shares at end of period (in shares) at Jun. 30, 2024	43,900,000	43,900,000
Equity at end of period at Jun. 30, 2024	$ 157,245	$ 43,900	$ 14,182	$ 91,291	$ 7,872